CONSOLIDATED PROFIT AND LOSS ACCOUNT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement
Sales from operations	€ 132,512	€ 76,575	€ 43,987
Other income and revenues	1,175	1,196	960
REVENUES AND OTHER INCOME	133,687	77,771	44,947
Purchases, services and other	(102,529)	(55,549)	(33,551)
Net (impairments) reversals of trade and other receivables	47	(279)	(226)
Payroll and related costs	(3,015)	(2,888)	(2,863)
Other operating income (expense)	(1,736)	903	(766)
Depreciation and amortization	(7,205)	(7,063)	(7,304)
Net (impairments) reversals of tangible, intangible and right-of-use assets	(1,140)	(167)	(3,183)
Write-off of tangible and intangible assets	(599)	(387)	(329)
OPERATING PROFIT (LOSS)	17,510	12,341	(3,275)
Finance income	8,450	3,723	3,531
Finance expense	(9,333)	(4,216)	(4,958)
Net finance income (expense) from financial assets at fair value through profit or loss	(55)	11	31
Derivative financial instruments	13	(306)	351
FINANCE INCOME (EXPENSE)	(925)	(788)	(1,045)
Share of profit (loss) from equity-accounted investments	1,841	(1,091)	(1,733)
Other gain (loss) from investments	3,623	223	75
INCOME (EXPENSE) FROM INVESTMENTS	5,464	(868)	(1,658)
PROFIT (LOSS) BEFORE INCOME TAXES	22,049	10,685	(5,978)
Income taxes	(8,088)	(4,845)	(2,650)
PROFIT (LOSS)	13,961	5,840	(8,628)
Attributable to Eni	13,887	5,821	(8,635)
Attributable to non-controlling interest	€ 74	€ 19	€ 7
Earnings (loss) per share ( per share)
Basic	€ 3.96	€ 1.61	€ (2.42)
Diluted	€ 3.95	€ 1.6	€ (2.42)
Related parties
Statement
Sales from operations	€ 10,872	€ 3,000	€ 1,164
Other income and revenues	156	52	35
Purchases, services and other	(15,327)	(8,644)	(6,595)
Net (impairments) reversals of trade and other receivables	(2)	(6)	(6)
Payroll and related costs	(18)	(21)	(36)
Other operating income (expense)	3,306	735	13
Finance income	160	79	114
Finance expense	(164)	€ (46)	€ (26)
Derivative financial instruments	2
Other gain (loss) from investments	€ 30